Risk Management and Financial Instruments - Schedule of Estimated Fair Value (Parentheticals) (Details)	Sep. 30, 2025
JBS Lux 2027 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	2.50%
JBS Lux 2028 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	5.13%
JBS Lux 2029 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	3.00%
JBS Lux 2029 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	6.50%
JBS Lux 2030 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	5.50%
JBS Lux 2031 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	3.75%
JBS Lux 2032 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	3.00%
JBS Lux 2032 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	3.63%
JBS Lux 2033 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	5.75%
JBS Lux 2034 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	6.75%
JBS Lux 2052 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	4.38%
JBS Lux 2052 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	6.50%
JBS Lux 2053 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	7.25%
JBS Lux 2036 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	5.50%
JBS Lux 2056 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	6.25%
JBS Lux 2066 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	6.38%
JBS USA 2035 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	5.95%
JBS USA 2055 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	6.38%
PPC 2031 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	4.25%
PPC 2032 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	3.50%
PPC 2033 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	6.25%
PPC 2034 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	6.88%